Fair Value Measurements - Changes in fair value of warrant derivative liability (Details) - Level 3	3 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 14, 2020 $ / shares USD ($) Y
Fair Value Measurements
December 31, 2020	$ 19,680,000
Transfer into Level 3		$ 18,720,000
Loss on derivative liability	10,160,000	960,000
Ending Balance	$ 29,840,000	$ 19,680,000
Public Offering | Risk-free interest rate
Fair Value Measurements
Derivative Liability, Measurement Input			0.38
Public Offering | Unit price
Fair Value Measurements
Derivative Liability, Measurement Input | $ / shares			9.96
Public Offering | Unit price
Fair Value Measurements
Derivative Liability, Measurement Input | $ / shares			9.58
Public Offering | Expected term
Fair Value Measurements
Derivative Liability, Measurement Input | Y			0.75
Public Offering | Volatility
Fair Value Measurements
Derivative Liability, Measurement Input			19.0
Public Offering | Expected dividends
Fair Value Measurements
Derivative Liability, Measurement Input			0